ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 51,362,189,200	$ 47,523,085,445
FIMA Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	101,400,829	127,974,646
FIMA P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	62,653,711	71,883,330
FIMA Renta en pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	114,149,426	129,999,535
FIMA Ahorro pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	399,020,513	450,833,595
FIMA Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	84,832,905	97,794,168
FIMA Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	6,749,579,097	6,241,955,502
FIMA Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	361,865,513	421,021,790
FIMA Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	130,560,892	155,560,676
FIMA Abierto PyMES
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	15,883,070	13,973,412
FIMA Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	28,378,812	30,885,545
FIMA Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,290,127	9,706,919
FIMA Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	4,006,985	4,390,512
FIMA Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	4,009,122	3,587,673
FIMA Acciones Latinoamericanas Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	473,625	428,571
FIMA Renta Fija Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	332,246,568	70,449,895
FIMA Mix Dolares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	135,253,259	150,650,462
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,532,604,454	7,981,096,231
Banco de Galicia y Buenos Aires S.A.U. | Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,532,604,454	7,981,096,231
HF Pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	965,051,201	944,228,648
HF Pesos Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	187,556,727	203,850,870
HF Infraestructura PPEReI
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	62,430,319	76,523,171
HF Renta Fija Argentina
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	31,749,400	40,633,323
HF Acciones Líderes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	33,357,692	37,690,195
HF Retorno Total
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	29,555,351	35,283,384
HF Renta Fija Estratégica
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	33,379,177	33,899,689
HF Desarrollo Abierto Pymes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	30,640,200	30,207,152
HF Pesos Renta Fija
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	19,175,721	29,958,365
HF Acciones Argentinas
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	21,385,911	25,171,319
HF Balanceado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	21,706,396	24,838,376
HF Renta Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,392,605	9,111,408
HF Infraestructura II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	8,567,640	8,314,899
Roble Ahorro en Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	442,004	461,159
HF Multimercado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	1,120
Banco GGAL S.A.
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	1,453,390,344	1,500,173,078
Banco GGAL S.A. | Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 1,453,390,344	$ 1,500,173,078